13 FINANCIAL INSTRUMENTS: Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Assets, Carrying Value	$ 386,630	$ 2,375,619
Assets, Fair Value	386,630	2,375,619
Liabilities, Carrying Value	0	0
Liabilities, Fair Value	0	0
Loans and Receivables, Carrying Value	3,815,278	4,242,388
Loans and Receivables, Fair Value	3,815,278	4,242,388
Other Financial Liabilities, Carrying Value	(3,521,016)	(4,753,256)
Other Financial Liabilities, Fair Value	(3,521,016)	(4,753,256)
Carrying Value	680,892	1,864,751
Fair Value	$ 680,892	$ 1,864,751